10. Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued liabilities
	9/30/2015	12/31/2014
Accrued Salaries and Wages
Accrued Salaries and Wages	$85,620	$50,288

Disputed Trade Payables
Disputed Trade Payables (a)	925,000	925,000

Services Advance
Services Advance (b)	1,489,583	739,583

Accrued Expenses
Other Accrued Expenses	409,512	283,582

Total Accrued Liabilities	$2,909,715	$1,998,453

	12/31/2014	12/31/2013
Accrued Salaries and Wages
Accrued Salaries and Wages	$50,288	$59,958

Disputed Trade Payables
Disputed Trade Payables (a)	925,000	925,000

Services Advance
Services Advance (b)	739,583	–

Accrued Expenses
Other Accrued Expenses	283,582	219,275

Total Accrued Liabilities	$1,998,453	$1,204,233